Environmental rehabilitation obligation and other provisions - Summary (Details) - ZAR (R) R in Millions	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Environmental rehabilitation obligation	R 14,000	R 11,805		R 11,355	R 8,435
Other provisions	278	444		1,982	R 117
Balance at end of the year	14,278	12,249		13,337
Current portion of environmental rehabilitation obligation and other provisions	(161)	(327)	[1]	(832)
Non-current portion of environmental rehabilitation obligation and other provisions	R 14,117	R 11,922	[1]	R 12,505

[1]	Amount for 31 December 2024 was revised (see note 16.2)